Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Accumulated depreciation related to fixed assets	$ 729	$ 276
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued
Preferred stock,. shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	87,566,307	66,813,997	49,000,000
Common stock, shares outstanding	87,566,307	66,813,997	49,000,000